General (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 16, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of General And Administrative Expense Text Block Abstract
Number of shares (in Shares)	2,909,091
Tradable warrants shares (in Shares)	3,345,455
Warrants pursuant shares (in Shares)	436,364
Aggregate proceeds amount			$ 14,500
Ordinary shares (in Shares)	2,113,905
Warrants shares (in Shares)	1,149,582
Operating loss		$ 8,007	2,558
Net loss		3,473	$ (8,290)
Accumulated deficit		$ 32,264